Revenue from service contracts	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenue from service contracts	Revenue from service contracts
The following table summarizes the Company’s revenue from service contracts for Asset Management:

Year Ended December 31,	2024	2023
Management fees	$11,131	$9,134
Incentive fees	3,198	1,283
Servicing fees (expense)(1)	(2,494)	(291)
Performance allocation	—	—
______________
(1)Servicing fees was a net expense for the Company as reimbursements to SCIM for certain costs and the specified investment advisory fee retained by SCIM exceeded the net economic benefit derived under the ACIF advisory agreement, for the years ended December 31, 2024, and December 31, 2023. Servicing fees are included within Administration and servicing fees in the Consolidated Statements of Operations.
Note 10. Revenue from service contracts
The following table summarizes the Company’s revenue from service contracts for Asset Management:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Management fees	$1,851	$2,763	$7,900	$8,179
Incentive fees	431	742	1,208	2,653
Servicing fees (expense)¹	(409)	(389)	(1,451)	(1,898)
Performance allocation	—	—	—	—
_______________
(1)Servicing fees were a net expense for the Company as reimbursements to SCIM for certain costs and the specified investment advisory fee retained by SCIM exceeded the net economic benefit derived under the ACIF advisory agreement, for the three and nine months ended September 30, 2025, and September 30, 2024. Servicing fees are included within Administration and servicing fees in the Condensed Consolidated Statements of Operations.